Unaudited Quarterly Financial Results (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Information

	2014
	Dec. 31,	Sept. 30,	June 30,	Mar. 31,
	(in thousands, except per share amounts)
Revenues	$441,023	$442,443	$434,424	$406,851
Gross profit	142,537	144,838	141,905	128,155
Income from continuing operations	19,526	20,723	19,641	13,605
Income from discontinued operations, net of income taxes	947	1,282	1,148	312
Net income	$20,473	$22,005	$20,789	$13,917

Basic earnings per common share:
Continuing operations	$0.38	$0.39	$0.36	$0.25
Discontinued operations	0.01	0.02	0.02	0.01
Net income	$0.39	$0.41	$0.38	$0.26

Diluted earnings per common share:
Continuing operations	$0.37	$0.38	$0.36	$0.25
Discontinued operations	0.02	0.03	0.02	—
Net income	$0.39	$0.41	$0.38	$0.25

	2013
	Dec. 31,	Sept. 30,	June 30,	Mar. 31,
	(in thousands, except per share amounts)
Revenues	$396,070	$394,400	$380,779	$351,852
Gross profit	120,985	119,016	113,105	101,769
Income from continuing operations	16,321	18,656	6,649	9,514
Income from discontinued operations, net of income taxes	16,089	1,494	690	15,099
Net income	$32,410	$20,150	$7,339	$24,613

Basic earnings per common share:
Continuing operations	$0.30	$0.35	$0.12	$0.18
Discontinued operations	0.30	0.03	0.02	0.28
Net income	$0.60	$0.38	$0.14	$0.46

Diluted earnings per common share:
Continuing operations	$0.30	$0.34	$0.12	$0.18
Discontinued operations	0.29	0.03	0.02	0.28
Net income	$0.59	$0.37	$0.14	$0.46